Simplify Intermediate Term Treasury Futures Strategy ETF
Schedule of Investments
March 31, 2023 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 87.1%
U.S. Treasury Bill, 4.60%, 6/8/2023(a) ............................................. $ 22,100,000 $ 21,915,487
U.S. Treasury Bill, 4.96%, 8/10/2023(a) ............................................ 11,100,000 10,914,549
Total U.S. Treasury Bills (Cost $32,818,344) ...................................................... 32,830,036
Shares
Money Market Funds – 0.3%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.41%(b)
(Cost $98,097) .............................................................. 98,097 98,097
Total Investments – 87.4%
(Cost $32,916,441) .......................................................................... $ 32,928,133
Other Assets in Excess of Liabilities – 12.6% ........................................................ 4,748,238
Net Assets – 100.0% .......................................................................... $ 37,676,371
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Rate shown reflects the 7-day yield as of March 31, 2023.
At March 31, 2023, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
U.S. Treasury 10 Year Note ........................ 1,023 $ 117,565,078 6/21/23 $ 3,529,411
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 87.1%
Money Market Funds ............................................................................. 0.3%
Total Investments ................................................................................ 87.4%
Other Assets in Excess of Liabilities .................................................................. 12.6%
Net Assets ..................................................................................... 100.0%